SCHEDULE OF FAIR VALUE ON A RECURRING BASIS (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 HKD ($)
Platform Operator, Crypto Asset [Line Items]
Non-marketable equity securities			$ 4,975,442	$ 38,647,738	$ 1,866,704	$ 14,500,000
Fair Value, Inputs, Level 1 [Member]
Platform Operator, Crypto Asset [Line Items]
Non-marketable equity securities
Fair Value, Inputs, Level 2 [Member]
Platform Operator, Crypto Asset [Line Items]
Non-marketable equity securities
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto Asset [Line Items]
Non-marketable equity securities				$ 38,647,738